STRADLEY RONON STEVENS & YOUNG, LLP

2600 One Commerce Square

Philadelphia, PA  19103

(215) 564-8000

March 14, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attn:  Filing Desk

Re:	Aberdeen Funds (the “Trust”)
1933 Act File No. 333-149134
1933 Act Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined proxy statement and prospectus dated March 14, 2008 and the related statement of additional information dated March 14, 2008 that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on March 13, 2008 (Accession No. 0001104659-08-017390).

Please direct any questions or comments relating to this certification to me at (215) 564-8149.

Sincerely,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.